Sales and marketing	12 Months Ended
Mar. 31, 2012
Sales and marketing
14.	Sales and marketing
Sales and marketing expense includes advertising cost of US$3,062,851, US$1,524,086 and US$1,650,747 for the fiscal years ended March 31, 2010, 2011 and 2012 respectively.